                     CARDINAL GOVERNMENT OBLIGATIONS FUND
                            155 East Broad Street
                            Columbus, Ohio  43215


                               January 25, 1996



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Attention:  Filing Desk
Stop 1-4
Washington, D.C.  20549-1004

        Subject:        Cardinal Government Obligations Fund -- Investment
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                        Company Act of 1940 File No. 811-4475 -- Rule
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                        497(j) Filing
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Ladies and Gentlemen:

        On behalf of Cardinal Government Obligations Fund (the "Fund"), the undersigned hereby certifies, on behalf of the Fund, that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent post-effective amendment to the Fund's Registration Statement on Form N-1A and that the text of such post-effective amendment has been filed electronically.


                                        CARDINAL GOVERNMENT OBLIGATIONS FUND


                                        By /s/ James M. Schrack
                                           --------------------------------
                                           James M. Schrack, Treasurer